Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) (Parentheticals) $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Jul. 31, 2024 CAD ($)	Jul. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Jul. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Principal amount				$ 75	$ 75	$ 75
Interest rate	5.38%	5.38%	5.38%	5.38%	5.38%	5.38%
Maturity date	May 31, 2031	May 31, 2031	May 31, 2031
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Principal amount	$ 5.0	$ 5.0	$ 5.0
Interest rate	10.41%	10.41%	10.41%	10.41%	10.41%	10.41%
Maturity date	Mar. 31, 2029	Mar. 31, 2029	Mar. 31, 2029
Subordinated notes payable, maturing March 2029 [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Principal amount	$ 0.5	$ 0.5	$ 0.5